Financial Instruments - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liabilities, Noncurrent	$ 15,730	$ 30,111
Total derivatives - Assets	1,281	642
Total derivatives - Liabilites	27,182	45,374
Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Subtotal - Assets	441	0
Subtotal - Liabilities	26,036	36,183
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	0	0
Derivative Liability, Current	11,018	11,095
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Financial instruments - Fair Value, net of current portion [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Noncurrent	441	0
Derivative Liabilities, Noncurrent	15,018	25,088
Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Subtotal - Assets	840	642
Subtotal - Liabilities	1,146	9,191
Not Designated as Hedging Instrument [Member] | Swap [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	768	255
Derivative Liability, Current	434	3,988
Not Designated as Hedging Instrument [Member] | Swap [Member] | Financial instruments - Fair Value, net of current portion [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Noncurrent	72	0
Derivative Liabilities, Noncurrent	712	5,023
Not Designated as Hedging Instrument [Member] | Put Option [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	0	387
Derivative Liability, Current	$ 0	$ 180